SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) segment shares	Sep. 30, 2023 USD ($) shares	Mar. 31, 2024 USD ($)	Sep. 30, 2024 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Maximum cash balance insured | ¥				¥ 500,000
Cash balance, insured	$ 5,439,426		$ 4,278,045
Cash balance, uninsured	4,857,299		3,787,797
Allowance for credit loss on accounts receivable	657,014		382,731
Allowance for credit loss to vendors	0		0
Impairment of long-lived assets	0		0
Deferred initial public offering costs	153,987		118,103
Impairment for ROU lease assets	$ 0		$ 0
Year-end spot rate	7.0176	7.301	7.2212	7.0176
Average rate	7.2026	7.1291	7.1533	7.2026
Contract assets	$ 0		$ 0
Deferred revenue	8,010		$ 14,099
Revenue recognized from opening deferred revenue	$ 14,099	$ 93,986
VAT tax rate	6.00%
Antidilutive securities | shares	0	0
Capitalized research and development costs	$ 0	$ 0
Research and development	113,652	102,331
Employee social security and welfare benefits	$ 69,312	$ 37,090
Number of operating segments | segment	3